Fees Summary	12 Months Ended
Dec. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,074,929
Previously Paid Amount	3,877.15
Total Fee Amount	3,877.15
Net Fee	$ (0)